SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS, SUMMARY PROSPECTUSES AND
                      STATEMENT OF ADDITIONAL INFORMATION

                                   --------

                   Deutsche EAFE (Reg. TM) Equity Index Fund


                         Deutsche U.S. Bond Index Fund




Class R6 shares are not available for purchase.







               Please Retain This Supplement for Future Reference


March 31, 2017
PRO_SAISTKR-322

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